DOLLAR GENERAL CORPORATION
                            Nashville, Tennessee
                          Telephone (615) 783-2000

                  NOTICE OF ANNUAL MEETING OF STOCKHOLDERS
                         TO BE HELD ON JUNE 6, 1994

         The Annual Meeting of Stockholders of Dollar General
    Corporation will be held in the auditorium of Dollar General
    Corporation, 427 Beech Street, Scottsville, Kentucky, on June 6, 1994, at 11:00 a.m., local time, for the following purposes:

              1. To elect nine (9) directors to serve until the next Annual Meeting of Stockholders and until their successors are duly elected and qualified;

              2. To ratify the appointment of Coopers & Lybrand as independent accountants for the Company for the current fiscal year; and

              3. To transact such other business as properly may come before the meeting or any adjournments thereof.

         Only stockholders of record at the close of business on April 14, 1994 are entitled to notice of and to vote at the Annual
    Meeting. Your attention is directed to the Proxy Statement accompanying this notice for a more complete statement regarding matters to be acted upon at the Annual Meeting.

                                       By order of the Board of
                                       Directors


                                       /s/ Bob Carpenter
    May 6, 1994                        BOB CARPENTER,
                                       Chief Administrative Officer and
                                       Corporate Secretary






    We urge you to attend the Annual Meeting. Whether you plan to attend, please complete, date and sign the enclosed proxy card and return it in the enclosed postage-paid envelope. You may revoke the proxy at any time before it is voted.

                         DOLLAR GENERAL CORPORATION
                            Nashville, Tennessee
                          Telephone (615) 783-2000

                            Proxy Statement for
                       Annual Meeting of Stockholders

         The enclosed proxy is solicited by the Board of Directors of Dollar General Corporation (the "Company") for use at the Annual Meeting of Stockholders to be held in the corporate auditorium at Dollar General Corporation, 427 Beech Street, Scottsville, Kentucky, on June 6, 1994, at 11:00 a.m., local time, and any adjournment thereof. This proxy material was first mailed to stockholders on or about May 6, 1994.

         The mailing address of the principal executive office of the Company is 104 Woodmont Boulevard, Suite 500, Nashville, Tennessee 37205. The Company also maintains a company operations office at 427 Beech Street, Scottsville, Kentucky 42164.

         All valid proxies which are received will be voted in accordance with the recommendations of the Board of Directors unless otherwise specified thereon. Any stockholder giving a proxy is entitled to revoke it by giving the Secretary of the Company written notice of such revocation at any time before it has been voted.

         Only holders of Common Stock of record at the close of business on April 14, 1994 are entitled to vote at the meeting. On such date, the Company had 54,496,967 issued and outstanding shares of Common Stock, the holders of which are entitled to one vote for each share held and to cumulative voting in the election of directors. The number of shares of Common Stock issued and outstanding reflects the five-for-four stock split declared by the Board of Directors paid April 15, 1994 to stockholders of record on April 5, 1994. All references to shares of Common Stock have been adjusted accordingly.

    SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS
         The following table sets forth certain information furnished to the Company as of January 31, 1994 concerning persons who are the beneficial owners of more than five percent (5%) of the
    Company's Common Stock.
                             Amount and Nature
    Name and Address of      of Beneficial      Percent
    Beneficial Owner         Ownership          of Class
    C.T.S., Inc.              8,578,710(1)      16.4%
     427 Beech Street
     Scottsville, KY  42164
    Cal Turner, Jr.          11,124,109(2)      21.3


    (1)C.T.S.,  Inc., a  Kentucky corporation,  owns an  aggregate of
    8,578,710  shares of the Company's  Common Stock.   Cal Turner, Jr.
    and James Stephen Turner  act as officers and directors  of C.T.S.,
    Inc.  The 1980 Turner Children Trust, the Turner Family Foundation,
    and the Turner Family Foundation for Lindsey Wilson College, collectively own 100% of the outstanding voting stock of C.T.S.,
    Inc.   Cal Turner, Jr. and James  Stephen Turner are co-trustees of the 1980 Turner Children Trust and the Turner Family Foundation for Lindsey Wilson College. Cal Turner, Jr. is Trustee of the Turner
    Family Foundation.
    (2)Includes 1,383,381 shares with respect to which he has sole voting and investment rights, 1,765 shares held in the Employee
    Stock Ownership Plan, 122,070 shares held by his wife and 201,287 shares held by his son. Cal Turner, Jr. and James Stephen Turner act as co-trustees under various trusts in which they have shared voting and investment rights to a total of 8,364,645 shares. As to such shares, they are each deemed to be the beneficial owners. Additionally, Cal Turner, Jr. acts as trustee for foundations and various trusts in which he has voting and investment rights to 768,512 shares. Also includes 282,449 shares which may be acquired through the exercise of options which are currently exercisable or


     4131 Franklin Road
     Nashville, TN  37204
    James Stephen Turner      9,451,751(3)     18.1%
     5836 Hillsboro Pike
     Nashville, TN  37215
    Firstar Corporation       3,172,480(4)      6.1%
     777 E. Wisconsin Avenue
     Milwaukee, WI  53202


    exercisable within 60 days.
    (3)Includes 178,976  shares with  respect  to which  he has  sole voting and investment  rights and  9,471 shares held  by his  wife,
    217,201 shares held by each of his two children and 8,364,645 shares with respect to which he has shared voting and investment
    rights as set  forth in  footnote 2.   Additionally, James  Stephen
    Turner has sole voting and investment rights as trustee for various trusts totaling 464,257 shares.
    (4)Firstar   Corporation,  a   Wisconsin  corporation,   owns  an
    aggregate of 3,172,480 shares of the Company's Common Stock to which it reports to having sole voting power over 2,935,333 shares, shared voting power over 96,732 shares, sole dispositive power over 3,075,481 shares, and shared dispositive power over 96,732 shares.


    SECURITY OWNERSHIP BY OFFICERS AND DIRECTORS
         The following table contains certain information (furnished by the individuals named) concerning each of the nominees, the executive officers named in the Summary Compensation Table and all executive officers and directors as a group.

                                                                     Dir.      Shares of Common
    Nominee/Executive                                                or Off.   Stock Beneficially       Percent of
        Officers             Age  Principal Occupation               Since     Owned on Jan. 31, 1994(1)Class(2)
    James L. Clayton         60   Chairman and Chief Executive       1989         146,177(3)              *
                                  Officer of Clayton Homes, Inc.

    James D. Cockman         61   Chairman and CEO, Ocean Fresh      1988           2,902                 *
                                  Express International, Inc.

    Reginald D. Dickson      48   Chairman, New Age Bank Corp. and   1993             125(4)              *
                                  President Emeritus, Inroads, Inc.

    John B. Holland          62   Chairman and Chief Operating       1988          80,695(5)              *
                                  Officer, Fruit of the Loom, Inc.

    Wallace N. Rasmussen     79   Retired Chairman of the Board,     1990          13,697                 *
                                  Beatrice Foods, Inc.

    Cal Turner               78   Chairman Emeritus of the Company   1955       1,222,002                2.3%

    Cal Turner, Jr.          54   Chairman, President and Chief      1966      11,124,109(6)            21.3%
                                  Executive Officer

    David M. Wilds           53   Chairman, Cumberland Health        1991          31,010(7)              *



    (1)Unless otherwise noted in the following footnotes, the persons for whom information is provided had sole voting and investment power over the shares of Common Stock shown as beneficially owned.
    (2)Computation based upon 52,302,282 shares outstanding as of January 31, 1994.
    (3)Includes options to acquire 39,068 shares of the Company's Common Stock which are currently exercisable or exercisable within 60 days.
    (4)Shares purchased March 9, 1994.
    (5)Includes option to acquire 39,070 shares of the Company's Common Stock which are currently exercisable or exercisable within 60 days.
    (6)See footnote 2, on page 2.
    (7)Includes options to acquire 22,955 shares of the Company's Common Stock which are currently exercisable or exercisable within 60 days.

                                  Systems, Inc.

    William W. Wire, II      62   Retired Chairman of Genesco, Inc.  1989          25,638(8)              *

    Bob Carpenter            46   Vice President and Chief           1981         254,866(9)              *
                                  Administrative Officer

    Mike Ennis               40   Vice President, Merchandising      1988         131,868(10)             *
                                  Operations

    Tom Hartshorn            43   Vice President, Merchandising      1992         103,761(11)             *
                                  Operations

    Leigh Stelmach           54   Executive Vice President,          1989         131,235(12)             *
                                  Operations

    All directors and                                                          13,508,925(13)           25.8%
    executive officers
    as a group (19
    persons)

    PROPOSAL NO. 1:  ELECTION OF DIRECTORS

         Directors are elected each year to hold office until the next annual meeting of stockholders and until their successors are duly elected and qualified. The Company's bylaws provide for a minimum of three (3) and a maximum of fifteen (15) directors, the exact



    (8)Includes options to acquire 22,955 shares of the Company's Common Stock which are currently exercisable or exercisable within 60 days.
    (9)Includes options to acquire 144,502 shares of the Company's Common Stock which are currently exercisable or exercisable within 60 days.  Also includes 93,457 shares for which Mr. Carpenter has shared voting and invest-
    ment rights as a Co-Trustee of the Calister Turner, III 1994 Generation Skipping Trust.
    (10)Includes options to acquire 65,618 shares of the Company's Common Stock which are currently exercisable or exercisable within 60 days.
    (11)Represents options to acquire shares of the Company's Common Stock which are currently exercisable or exercisable within 60 days.
    (12)Represents options to acquire shares of the Company's Common Stock which are currently exercisable or exercisable within 60 days.
    (13)Includes options to acquire 6,068,910 shares of the Company's Common Stock which are currently exercisable or exercisable within 60 days.


    number to be set by the Board of Directors. The current Board of Directors consists of nine members, and at its March 1994 meeting the Board of Directors nominated those same nine individuals to stand for election at the 1994 Annual Meeting of Stockholders.

         In the election of directors, pursuant to the Kentucky Business Corporation Act, each stockholder shall have the right to cast as many votes in the aggregate as he shall hold shares of Common Stock multiplied by the number of directors to be elected; and each stockholder may cast the whole number of votes for any one nominee or distribute such votes among two or more nominees.
    Unless contrary instructions are received, the enclosed proxy will be voted in favor of electing as directors the nominees listed below. Each nominee has consented to be a candidate and to serve, if elected. While the Board has no reason to believe that any nominee will be unable to accept nomination or election as a director, if such an event should occur, the proxies will be voted with discretionary authority for a substitute or substitutes as shall be designated by the current Board of Directors.

         Cal Turner, founder of the Company, served as Chairman of the Board from 1955 until December, 1988. He is currently a consultant to the Company. See "Transactions with Management and Others."

         Cal Turner, Jr. joined the Company in 1965 and was elected President and Chief Executive Officer in 1977. Mr. Turner has served as Chairman of the Board since January, 1989. Mr. Turner is a member of the board of directors of First American Corporation, Nashville, Tennessee, a bank holding company, Thomas Nelson, Inc., a publishing company, and Shoney's Inc., a family restaurant chain.

         James L. Clayton has served for more than the past five years as Chairman and Chief Executive Officer of Clayton Homes, Inc. Clayton Homes, Inc. produces, sells and finances manufactured homes. Mr. Clayton served as Chairman of the Board and President of Clayton Homes, Inc. from 1956 through 1993. Mr. Clayton has served as Chairman of First Heritage Bank since 1992 and is a director of ROC Communities, Inc., a manufactured homes company.

         James D. Cockman, Chairman and Chief Executive Officer of Ocean Fresh Express International, Inc., served as an executive of the following divisions of Sara Lee Corporation: Chairman, Food Service (1989 to September, 1992); Chairman, President and Chief Executive Officer, PYA/Monarch, Inc. (1985 to 1989). Mr. Cockman is also a member of the boards of directors of Clayton Homes, Inc. and Ryan's Family Steak House, a family restaurant chain.

         Reginald D. Dickson was appointed by the Board of Directors in August, 1994, to fill the vacant position created by the Board's decision to expand the number of Directors to nine from eight. Mr. Dickson is Chairman of the New Age Bank Corp. and President Emeritus of Inroads, Inc., a non-profit organization supporting minority education. Mr. Dickson also serves as a director of First American Corporation, Nashville, Tennessee.

         John B. Holland has served since 1992 as President and Chief Operating Officer of Fruit of the Loom, Inc., a manufacturer of underwear and other soft goods. Mr. Holland has served since 1975 as Chairman and Chief Executive Officer of Union Underwear Co., Inc., a subsidiary of Fruit of the Loom, Inc. Mr. Holland is a member of the board of directors of National City Bank Kentucky, a bank holding company, and Fruit of the Loom, Inc.

         Wallace N. Rasmussen served as Chairman of the Board and Chief Executive Officer of Beatrice Foods, Inc. until his retirement in June, 1979, at which time he became a consultant to that corporation. He serves as a member of the board of directors of Shoney's, Inc., a family restaurant chain, and NationsBank -
    Tennessee, N.A.

         David M. Wilds serves as Chairman of the Board of Cumberland Health Systems, Inc., an owner and operator of psychiatric hospitals. From 1969 until 1990, Mr. Wilds was a partner with J.
    C. Bradford & Co., an investment banking company. Mr. Wilds is a director of LDDS Communications, Inc.

         William S. Wire, II served from 1986 until January 31, 1994 as Chairman of the Board of Genesco, Inc., a manufacturer, wholesaler and retailer of footwear and clothing. Mr. Wire served as Chief Executive Officer of Genesco, Inc. from April, 1986 to January 31, 1993. Mr. Wire serves as a director of First American Corporation, Nashville, Tennessee and Genesco, Inc.

         COMMITTEES OF THE BOARD. The Company has a Compensation Committee and an Audit Committee. The current members of the Compensation Committee are Messrs. Wire (Chairman), Wilds and Rasmussen. The functions of the Compensation Committee include setting the total compensation of, and reporting to the Board of Directors initial and proposed salary changes paid to all executive officers and any employee whose annual compensation exceeds that of the lowest paid executive officer. The Committee reviews the compensation policies of the Company and compensation programs in which officers may participate. In addition, the Committee develops general criteria concerning the qualifications and selection of Board members and officers, and recommends candidates for such positions to the Board of Directors. The Committee will consider persons recommended by stockholders as potential nominees for directors, if the names of such persons are submitted in writing to the Chairman of the Committee or the Secretary of the Company. These recommendations must be accompanied by a full statement of qualifications and an indication of the person's willingness to serve.

         The Compensation Committee also administers the Company's stock option plans, excluding the 1988 Outside Directors' Plan and the 1993 Outside Directors' Plan which are administered by Cal Turner and Cal Turner, Jr. At least annually, the Committee specifically reviews the standards of performance of the President and Chief Executive Officer ("CEO") for compensation purposes. (See "Report of the Compensation Committee of the Board of Directors on Executive Compensation.") The Compensation Committee met nine times during fiscal 1994. In March, 1994, the Board renamed the Compensation Committee the "Corporate Governance and Compensation Committee," and to expand the responsibilities of the Committee to include reviewing and recommending policies and practices for the Corporation's corporate governance profile.

         The Audit Committee is composed of Messrs. Holland (Chairman), Cockman, Clayton and Dickson. The functions of the Audit Committee include providing advice and assistance regarding accounting, auditing, and financial reporting practices of the Company. Each year it will recommend to the Board a firm of independent certified public accountants to serve as auditors. The Committee will review with the auditors the scope and results of their annual audit, fees in connection with their audit and nonaudit services, and the independence of the Company's auditors. The Audit Committee met three times during fiscal 1994.

         During fiscal 1994, the Board of Directors held five meetings. All directors attended more than 75% of the aggregate number of meetings of the Board and committees on which they serve.

         COMPENSATION OF DIRECTORS. Directors receive a $5,000 quarterly retainer, an additional $1,250 for attending each regular meeting of the Board, and an additional $1,250 for members attending each committee meeting. Committee Chairmen receive $1,500 per meeting. Compensation for telephonic meetings is one-half the above rates. Board members who are officers of the Company do not receive any separate compensation for attending Board or committee meetings. In addition, the directors who are not employees of the Company are entitled to receive stock options pursuant to the terms of the Company's 1988 Outside Directors' Stock Option Plan and the 1993 Outside Directors' Stock Option Plan.

         DEFERRED COMPENSATION PLAN FOR DIRECTORS. In December, 1993, the Board of Directors unanimously approved a voluntary, nonqualified compensation plan for Director compensation. All outside Directors are eligible to participate in the plan. Under the plan, each Director may voluntarily defer receipt of all or a part of any fees normally paid by the Company to the Director. The fees eligible for deferral are defined as retainer, Board meeting fees and committee meeting fees. The compensation deferred is credited to a liability account which is increased quarterly at a minimum rate of 6% per year. The benefits will be paid, upon termination from the Board, as deferred compensation to the Director as a lump sum of the accumulated account as follows:
    (a) Upon attaining age 65 or any age thereafter; (b) In the event of total disability; (c) In the event of death; or (d) In the event of voluntary termination.

         REPORT OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTORS
                           ON EXECUTIVE COMPENSATION

         The three-member Compensation Committee of the Board of Directors prepared the following executive compensation report.

         A.   COMPENSATION PHILOSOPHY

         The Company embraces the concept of pay-for-performance linking management compensation, Company performance and stockholder return. This strategy reflects the Company's desire to pay for results that are consistent with the key goals of the Company and the stockholders. The Committee and the Company believe that combining variable, direct and indirect pay components of its compensation program enables the Company to attract, retain and motivate results-oriented employees to achieve higher levels of performance.

              1.   VARIABLE COMPENSATION PHILOSOPHY

         At nearly all levels of the Company, a significant portion of pay is variable, being contingent upon Company (or store) performance. The performance-based component, whether annual incentive or long-term incentive (for middle and senior management), is significant enough to serve as a strong incentive. Additionally, performance-based compensation through the granting of stock options to employees serves to increase employee ownership of the Company.

              2.   DIRECT COMPENSATION PHILOSOPHY

         Though performance-based compensation is to be emphasized, base pay is competitive. The Company believes base pay should relate to the skills required to perform a job and to the value of each job performed relative to the market, industry, and strategic importance to the Company. This method of valuation allows the Company to respond to changes in its needs and changes in the labor market. Increases in base pay require a satisfactory or better level of performance as determined by the Compensation Committee.

              3.   INDIRECT COMPENSATION PHILOSOPHY

         The Company's indirect-compensation programs protect its employees from extreme financial hardship in the event of a catastrophic illness or injury and provide limited income security for retirement years. Health, life and disability benefit programs should provide competitive levels of protection without jeopardizing the Company's position as a low-cost retailer. The Company manages health care costs aggressively and enlists employee assistance in cost management. Employees have various opportunities to share in health care cost- reductions and are encouraged to adopt healthy lifestyles.

         The Company's retirement benefit plans should provide limited income security at retirement for the typical employee. The Employee Stock Ownership Plan reflects the Company's commitment to widespread stock ownership of the Company by employees at all levels of employment. Employees are also invited to share in ownership of the Company through participation in the Dollar General Stock Purchase Plan.

         B.   EXECUTIVE OFFICER COMPENSATION

         Under the supervision of the Compensation Committee, the Company has developed compensation polices and programs designed to provide competitive levels of compensation that integrate pay with the Company's annual and long-term performance goals. The Company is committed to creating an incentive for its employees to contribute to the overall results of the Company thereby encouraging a team approach toward accomplishment of corporate objectives and creating value for stockholders.

         The executive officers' compensation for fiscal 1994 reflected the Company's increasing emphasis on tying pay to both short-term and long-term performance goals. Over 92% of the total non-base-salary compensation paid to the CEO and the other officers named in the Summary Compensation Table in fiscal 1994, was comprised of awards based on variable pay controlled by short-term and long-term Company performance goals. While the Committee's approach to base compensation is to offer competitive (although slightly lower-than-average) salaries to the CEO and the other Named Executive Officers in comparison with market practices, base salaries have become a relatively smaller element in the total executive officer compensation package as the Company's pay-for-performance component plays a more significant role. The fiscal 1994 average base salaries for the Named Executive Officers (not including the CEO) increased 14%. The increase in base salaries in fiscal 1994 was determined based upon recommendations made by the human resources department to the Compensation Committee, a review of peer group comparison data (using the peer group compensation survey published by Management Compensation Services(1)) and the subjective analysis of the Compensation Committee after evaluating the recommendations, peer group data, the Company's overall performance and the res-pective individual performance criteria of the Named Executive Officers.

    (1) The peer group compensation survey is published annually by Management Compensation Services. The 1993 survey included the fol-lowing mass-merchandising companies: Ames Department Stores, Bill's Dollar Stores, Bradlees, CT Farm & Family Center, Consolidated Stores, Kmart, Kohl's, Mac Frugal's Bargains/Closeouts, McCrory, Meijer, Montgomery Ward, Pamida, Quality Stores, Roses's Stores, Ross Stores, Sears Roebuck, Service Merchandise, ShopKo Stores, TJX Companies, Venture Stores, Waban, and Wal-Mart Stores. The Committee has used for the past four years this well-known peer-group annual salary survey when reviewing and establishing the Company's executive com-pensation policies. Because the Company uses this survey for execu-tive compensation comparison and because the Company ties executive compensation directly to Company performance, the same peer group, with the exception of those companies that are not publicly traded (and therefore stock comparison data is unavailable), is used for Company performance comparison purposes.

              1.   ANNUAL CASH BONUSES

         The Company's annual cash bonuses paid to the executive officers make up the short-term incentive component of their fiscal 1994 comp-ensation. The payment of annual cash bonuses is based on both objective and subjective criteria.

         Objective criteria include actual earnings per share results versus target earnings per share results as established by the Compensation Committee at the end of the prior fiscal year. The Company uses earnings per share improvement for determining target goals for the executive officer's variable pay for primarily two reasons: First, it is a defined measure of total Company performance and second, it can be easily identified and reviewed by stockholders.

         There are two earnings per share goals established by the Committee, both of which exceed the prior year's performance. If the Company reaches the first established or "target" goal, which is considered by the Committee to be challenging, then 50% of the total possible payout is awarded. If the Company reaches the second or "stretch" goal, which is considered by the Committee to be extremely challenging, then the total possible payout is awarded.

         Subjective performance criteria include the results of each executive officer's performance review pursuant to the Company's Performance Development Process ("PDP"). The Company's PDP is a comprehensive program that focuses on total performance improvement by concentrating on "Key Development Areas" ("KDA") and "Key Result Areas" ("KRA"). KDAs emphasize skill enhancement, leadership development, and career goal aspirations of employees. KRAs focus on the key results required to actively pursue the Company's mission. KDAs and KRAs are set annually for each management employee by the employee's supervisor, and the payment of an annual bonus is dependent upon each executive officer achieving his individual goals. That is, Company performance is not the sole criteria by which an executive officer's annual cash bonus payout is determined. Two factors determine whether an executive officer would receive an annual cash bonus: (1) the Company must achieve an established earnings-per-share improvement goal; AND (2) the individual must achieve a satisfactory performance evaluation based upon the above-described PDP factors. Therefore, full weight is given to each of these factors. For each executive officer, both Company and individual goals for fiscal 1994 were met or exceeded.

         Because the Company exceeded its stretch earnings-per-share improvement goals for fiscal 1994, and because each executive officer achieved his previously-established subjective performance goals, the maximum cash bonus award was paid. This cash bonus component represents 30% of the total cash compensation paid to each executive officer.

              2.   EMPLOYEE STOCK INCENTIVE PLAN

         The Company's 1993 Employee Stock Incentive Plan ("Plan") awards non-qualified performance-based stock options to the executive officers, department directors and other personnel considered to be in key positions, as approved by the Compensation Committee.

         In fiscal 1991, the Stock Option Committee (now the Compensation Committee) established three-year earnings-per-share improvement goals as objective Company performance requirements for vesting of stock options for fiscal years 1992, 1993 and 1994. Because the Company exceeded its "stretch" earnings per share improvement goals for fiscal 1994, and because each executive officer achieved his previously-established subjective performance goals, the maximum number of options previously granted became fully vested. These grants do not provide for the power to accelerate vesting by the Committee based upon the achievement of only one of the two vesting criteria--each must be met or the options designated for that year are canceled.

         In determining the number of the shares subject to stock options granted to the employees eligible to participate in the Plan, the Committee takes into account the respective scope of accountability, the strategic and operational responsibilities of such employees, as well as the salary levels of such employees.

         Compensation data from the Management Compensation Services compensation survey reveals that annual stock grants (calculated as grant price times the number of shares granted) are typically expressed as a multiple of salary. For the CEO, annual grant amounts fall within a range of one to three times the CEO's annual salary, and executive officer's grant amount fall within a range of one-half to one and one-half times the executive officer's salary. Because the Committee has decided to place greater emphasis on the performance-based component of compensation, it pays lower- than-average salaries for the CEO and executive officers but sets incentive compensation multiples at or above the high end of the peer group survey ranges for these positions. Specifically, the Committee has established an incentive compensation multiple of approximately three to four and one-half times salary for determining annual stock option grants for the CEO and the other executive officers. These options are valued by multiplying the option price (fair market value at the time of grant) by the number of shares granted.

         In fiscal 1994, the Committee granted performance-based stock options that will vest annually over a three-year period (beginning in fiscal 1995) provided corporate performance goals (as measured by earnings per share improvement) and individual performance goals
    (as measured by a comprehensive review process (PDP)) are met. To further encourage outstanding performance, the Committee has tied its stock option awards to "target" and "stretch" earnings per share goals. If the Committee-established "target" earnings per share goal is met and the individual performance goals are met, 67% of the total possible stock option benefit (based on approximately three times salary) will be earned. If the Committee- established "stretch" earnings per share goal is met and the individual performance goals are met, 100% of the total possible stock option benefit (based on approximately four and one-half times salary) will be earned.

           C. CHIEF EXECUTIVE OFFICER COMPENSATION

         As with the other executive officers, the CEO's compensation reflects the Company's increasing emphasis on tying compensation to both short-term and long-term performance goals. When determining the CEO's salary, the Committee considers the CEO's prior year performance and expected future contributions to the Company as well as the results of the peer industry survey published annually by Management Compensation Services. As compared to the industry comparison group, the CEO's salary was 22% less than the group median. The CEO's total compensation was 9% less than the group median. The Committee increased the CEO's salary 13% to reward him for his leadership and the Company's outstanding performance as measured by such factors, including, but not limited to, earnings per share improvement, sales and profit increases and expense reduction and to bring his salary closer to the industry average.

         The Committee, believing that the CEO should have some compensation at risk in order to encourage performance that maximizes stockholder return, has created a significant opportunity for additional compensation through performance-based incentives. The performance-based compensation for which the CEO is eligible takes the form of both short-term and long-term incentives. Like the other executive officers, the CEO is eligible for a cash bonus- -the short-term incentive--based on the attainment of individual goals and earnings-per-share improvement goals. This incentive links 33% of the CEO's total cash compensation to performance.
    Also like the other executive officers, the CEO is eligible for non-qualified performance-based stock options--the long-term incentive--awarded upon the attainment of Committee-established earnings-per-share improvement goals.

         The Committee believes that in order to maximize the CEO's performance, a substantial portion of the CEO's compensation should be tied directly to overall Company performance. Consistent with this philosophy, the Committee has established a lower-than-average salary for the CEO (as compared to CEOs of the peer-group compensation survey participants) while emphasizing the pay-for-performance components of the CEO's total compensation package. When considering the CEO's pay-for-performance component of his compensation package, the Committee took into consideration prior pay-for-performance awards. The Committee determined that based on the CEO's individual performance and the performance of the Company, it was important to continue its incentive compensation program in a manner that is competitive in the industry and that continues to motivate and reward outstanding performance. Specifically, the

    Committee has established for the CEO a short- term cash-bonus incentive of up to 50% of his salary. To be eligible for this award, the CEO must achieve personal performance goals established by the Committee, and the Company must meet its earnings-per-share goals. If the CEO meets his individual performance goal and the Company meets its Committee-established "target" goal, the CEO will receive a cash bonus equal to 25% of his annual salary. If the CEO's individual goals and the Committee-established "stretch" earnings-per-share goal is met, then the CEO will receive a cash bonus equal to 50% of his annual salary.

         The CEO is also eligible for stock option grants up to approximately three to four and one-half times his annual salary. If the Committee-established "target" earnings-per-share goals are met and the CEO meets his individual performance goals, he will earn 67% of the total possible payout (based on three times his annual salary). If both individual and "stretch" earnings per share goals are met, then the CEO will earn 100% of the total possible stock option benefit (based on four and one-half times his annual salary).

         For fiscal 1994, the Company exceeded its established performance goals with a 23.1% increase in total store sales, a 12.7% increase in same-store sales and a 36.5% increase in earnings per share. Because the Company exceeded the Committee-established "stretch" earnings-per-share improvement goals, and because the CEO achieved previously-established subjective performance goals, he received the maximum amount of the variable component.

         D.   DEDUCTIBILITY

         Section 162(m) of the Internal Revenue Code is applicable for 1994 and thereafter. It was enacted as part of the 1993 Omnibus Budget Reconciliation Act and generally disallows corporate deduction for compensation over $1,000,000 paid to any executive officer. The Committee is currently analyzing the potential impact of the $1,000,000 limit on the deductibility of executive compensation for federal income tax purposes. Under the regulations proposed by the Department of Treasury, particularly the transition rules, the executive compensation pursuant to the Company's stock incentive plans would be qualifying "performance based" compensation and therefore excluded form the $1,000,000 limit. Other forms of compensation provided by the Company, however, may not be excluded from such limit. Because the regulations are still in proposed form, and because the Company is in no immediate danger of losing any deductions due to the fact that currently no executive officer's applicable compensation reaches the limit, no definitive determinations have been made by the Committee as to whether the Committee will approve any compensation arrangements that will cause the $1,000,000 limit to be exceeded in the future.


    William S. Wire, II - Compensation Committee Chairman
    Wallace N. Rasmussen
    David M. Wilds

                          COMMON STOCK PERFORMANCE

         As a part of the executive compensation information presented in this Proxy Statement, the Securities and Exchange Commission requires the Company to prepare a performance graph that compares its cumulative total shareholders' return during the previous five years with a performance indicator of the overall stock market and the Company's peer group. For the overall stock market performance indicator, the Company has chosen to use the S&P Midcap 400 index. For the peer group, the Company has chosen to use the publicly-held participants of the compensation survey published by Management Compensation Services(1) used by this Committee when reviewing and establishing the Company's executive compensation policies.

    Comparison of five-year cumulative total return(*) among Dollar General Corporation, the S & P Midcap 400 Index and a peer group.

                        1/89  1/90  1/91  1/92  1/93  1/94
    Dollar General
    Corporation         $100  $ 98  $106  $300  $456  $698

    Peer Group          $100  $109  $131  $207  $247  $236

    S & P Midcap 400    $100  $116  $130  $184  $205  $233

    SUMMARY COMPENSATION TABLE
         The following table provides information as to annual, long-term or other compensation during fiscal 1994, 1993 and 1992 for the Company's Chief Executive Officer and the persons who, at the end of fiscal 1994, were the other four most highly-compensated executive officers of the Company. The Company awarded no SARs in fiscal 1994, and no Named Executive Officer holds any SARs. (Please see table notes on following page.)



    (1)The peer group compensation survey is published annually by Management Compensation Services. The 1993 survey included the following mass-merchandising companies: Ames Department Stores, Bill's Dollar Stores, Bradlees, CT Farm & Family Center, Consolidated Stores, Dayton Hudson, Filene's Basement, Hills Department Stores, Kmart, Kohl's, Mac Frugal's Bargains/Closeouts, McCrory, Meijer, Montgomery Ward, Pamida, Quality Stores, Rose's Stores, Ross Stores, Sears Roebuck, Service Merchandise, ShopKo Stores,TJX Companies, Venture Stores, Waban, and Wal-Mart Stores.

    (*)$100 invested on 1/31/89 in stock or index - including reinvestment of dividends. Fiscal year ending January 31.


                                                          Annual Compensation                  Long-Term Compensation
                                                                                                Awards            Payouts
                                                                                         Re-
                                                                               Other     stricted       Sec.           All
                                                                               Annual    Stock          Under-         Other
    Name and Principal            Fiscal         Salary         Bonus          Comp.     Award(s)       lying     LTIP Comp.
    Position                      Year           ($)            ($)            ($)       ($)            Options   Pays ($)
    Cal Turner, Jr.               1994           400,000        177,500        10,599    0              285,937   0    92,509
    Chairman, President and       1993           355,000        177,500        12,133    0                    0   0    86,838
    Chief Executive Officer       1992           355,000        172,500             0    0              688,976   0         0

    Bob Carpenter, Chief          1994           140,000         62,500         3,798    0              132,374   0    14,903
    Administrative                1993           125,000         62,500         6,677    0                    0   0    11,650
    Officer, Corporate            1992           125,000         62,500             0    0              344,491   0         0
    Secretary and Chief
    Counsel

    Mike Ennis, Vice              1994           125,000         44,800         2,636    0               96,499   0    15,148
    President Merchandising       1993           112,000         44,800         1,146    0                    0   0     9,830
    Operations                    1992           112,000         44,800             0    0              172,250   0         0

    Tom Hartshorn, Vice           1994           117,500         42,000        44,771    0               96,499   0     8,254
    President Merchandising       1993           100,752         40,301        37,000    0              103,760   0         0
    Operations                    1992                 0              0             0    0                        0         0

    Leigh Stelmach                1994           175,000         75,000         8,851    0              132,374   0     8,254
    Executive Vice                1993           150,000         75,000         3,858    0                    0   0     8,010
    President Operations          1992           150,000         75,000             0    0              344,491   0         0

    NOTES TO SUMMARY COMPENSATION TABLE

    OTHER ANNUAL COMPENSATION - The amounts reported in this column reflect gross-ups for tax reimbursements. The 1993 amount reported for Mr. Hartshorn includes a $16,463 gross-up, the forgiveness of a $27,621 relocation loan and $687 in other perquisites. The 1992 amount reported for Mr. Hartshorn reflects a $4,010 gross-up for tax reimbursement and the forgiveness of a $32,990 moving-expenses loan.

    SECURITIES UNDERLYING OPTIONS - The options granted in fiscal 1994 are to be vested in three increments upon the attainment of individual and Company performance (earnings-per-share improvement) goals established for fiscal years 1995, 1996 and 1997.

    RESTRICTED STOCK AWARDS - The Company granted no restricted stock awards in fiscal 1994, fiscal 1993 or fiscal 1992. No exeucitive officer holds any restricted stock awards.

    LTIP PAYOUTS - None paid.  The Company has no LTIP plan in place.

    ALL OTHER COMPENSATION - Includes $8,254 contributed to each executive officer's retirement account in fiscal 1993 and $8,010 contributed to each executive officer's retirement account in fiscal 1992 (with the exception of Mr. Hartshorn who was ineligible because of length of service to receive a contribution in fiscal
    1992). Includes the Company's contribution to each executive officer's Employee Stock Ownership Plan (ESOP) account for the following fiscal years: Mr. Turner: 1994 - $8,965, 1993 - $3,836; Mr. Carpenter: 1994 - $6,649, 1993 - $3,640; Mr. Ennis: 1994 -
    $6,894, 1993 - $1,820; Mr. Hartshorn: 1994 - $2,071, 1993 - $-0-;
    Mr. Stelmach: 1994 - $6,867, 1993 - $3,897.  Includes for Mr.
    Turner $75,290 paid as premiums on a split-dollar insurance policy for each of 1994 and 1993.

    OPTIONS GRANTED IN LAST FISCAL YEAR
         The following table provides information as to options granted to the Named Executive Officers during fiscal 1994. The Company granted no SARs in fiscal 1994.

                                  % of                                         Potential
                                  Total                                        Realizable Value
                   No. of         Options                                      at Assumed Annual
                   Securities     Granted to     Exercise                      Rates of Stock
                   Underlying     Employees      or                            Price Appreciation
                   Options        in Fiscal      Base Price     Expiration     for Option Term(1)
    Name           Granted(#)(2)  Year 1994      ($/Sh)         Date           5%($)          10%($)
    Cal
     Turner, Jr.   285,937        11.5%          $19.20         12/01/03       $3,452,625     $8,749,630
    Bob
     Carpenter     132,374         5.3%          $19.20         12/01/03       $1,598,387     $4,050,625

    Mike Ennis      96,499         3.9%          $19.20         12/01/03       $1,165,204     $2,952,855
    Tom Hartshorn   96,499         3.9%          $19.20         12/01/03       $1,165,204     $2,952,855
    Leigh
     Stelmach      132,374         5.3%          $19.20         12/01/03       $1,598,387     $4,050,625

    (1)Based on actual option term and annual compounding.
    (2)These granted options are to be vested upon the attainment of individual and Company performance (earnings per share improvement) goals.
    The options granted in fiscal 1994 are non-qualified stock options granted in amounts commensurate with the other executive officers. These grants are performance-based and are tied to the objective performance criteria of the Company and the subjective performance criteria of the executive officer for fiscal years 1995, 1996, and 1997.

    OPTION EXERCISES AND YEAR-END VALUE TABLE
         The following table provides information as to options exercised or held by the Named Executive Officers during fiscal 1994.


                                                  Number of Unexercised  Value of Unexercised
                                                  Options at             In-the-Money Options at
                                                  Fiscal Year-End(#)     Fiscal Year-End($)
                        Shares
                        Acquired on  Value
    Name                Exercise(#)  Realized($)*  Exercis.  Unexercis.  Exercis.  Unexercis.*
    Cal Turner, Jr.     229,657      $3,629,131    19,981    548,405     $335,840  $5,573,477

    Bob Carpenter       101,563      $1,684,060    13,267    263,609     $244,144  $2,759,210

    Mike Ennis          102,338      $1,633,120         0    162,117            0  $1,458,425

    Tom Hartshorn             0               0    46,794    153,465     $708,705  $1,103,654

    Leigh Stelmach      168,134      $2,793,500         0    263,609            0  $2,759,210

    *Market value of underlying securities at exercise or year-end, minus the exercise price.

    EMPLOYEE RETIREMENT PLAN

         The Company has a non-contributory defined contribution plan which covers substantially all employees, including the Named Executive Officers. The plan provides retirement, disability, termination and death benefits. Each year, as of December 31, the Company contributes for the benefit of each eligible participating employee 3-1/2% of calendar year gross wages to such participant's retirement account under the plan. At least once each year, each participating employee's retirement account is adjusted to reflect investment gains or losses.

         A participating employee will be paid the full value of his account if the employee retires at the normal retirement age of 65, dies while an active member of the plan, or becomes totally and permanently disabled. If a participating employee leaves the Company for reasons other than retirement, death or disability, the employee will be entitled to the full value of his vested pension account. The employee's right to all or part of the value of his retirement account will depend on his years of service with the Company as provided in the following chart:


          Years of Credited             Non-forfeitable
                    Service             Percentage

                Less than 4               0%
                          4              40%
                  5 or more             100%


         As of January 31, 1994, Messrs. Cal Turner, Jr., Bob Carpenter, Mike Ennis, Tom Hartshorn and Leigh Stelmach had 28, 13, 6, 2 and 4 years of credited service, respectively. The present value of benefits under the plan as of January 31, 1994 was $193,169 for Cal Turner, Jr., $65,269 for Bob Carpenter, $34,100 for Mike Ennis, $12,474 for Tom Hartshorn and $33,203 for Leigh Stelmach. Upon retirement, each participant has the option of taking a lump sum or an average annual payment over a ten-year period.

    OTHER EXECUTIVE BENEFIT PLANS
         Since 1988, the Company has provided a salary continuation plan for eligible employees (the "Salary Plan") which will continue to operate in 1994. The Salary Plan generally provides for a retirement benefit of 100% of the employee's salary on the date of entry into the plan with adjustments based on certain subsequent salary increases. The retirement benefit is payable over 10 years commencing at age 65. The Salary Plan also provides that in the event an employee dies while in the employ of the Company after entering the Salary Plan but before retirement, his beneficiaries will receive 50% of such employee's salary, for a period of 10 years. The Named Executive Officers are eligible to participate in the Salary Plan, which is funded in part by life insurance purchased by the Company and payable to the Company on the life of the employee. Participants in the Salary Plan are vested only upon reaching retirement age or, if retirement occurs prior to age 65, the Compensation Committee may decide in its sole discretion whether to pay benefits under the plan equal to a value no greater than the cash value of the life insurance policy for such person. Directors of the Company who are not also executive officers or employees do not participate in the Salary Plan. If the annual salary levels reported in the Summary Compensation Table for the Named Executive Officers were applicable at retirement, the estimated annual benefits payable over a ten-year period for Messrs. Cal Turner, Jr., Bob Carpenter, Mike Ennis, Tom Hartshorn and Leigh Stelmach are $400,000, $140,000, $125,000, $117,500, and
    $175,000, respectively.

    TRANSACTIONS WITH MANAGEMENT AND OTHERS

         Cal Turner, Chairman Emeritus, is engaged as a consultant to the Company and receives annual compensation of $60,000. This amount is for consulting services unrelated to Mr. Turner's service as a member of the Company's Board of Directors.

         During fiscal 1994, the Company purchased from Allen Realty Company, Incorporated ("Allen Realty") 15 store-site properties primarily in small communities in Kentucky, Tennessee, Arkansas and Illinois for $1,342,500. Previously, the Company leased from Allen Realty buildings on these store-site properties. After reviewing a property appraisal prepared by an independent property appraisal company for each site property, the Audit Committee approved as fair and beneficial to the Company the purchase of the 15 locations. This property purchase terminated the lease arrangements previously in place between the Company and Allen Realty Company--a company whose stock is 100% owned by members of the Turner family. During fiscal 1994, prior to the purchase, rental payments on these stores totaled approximately $336,335, paid by the Company to Allen Realty Company.

         John B. Holland, a director, is President and Chief Operating Officer of Fruit of the Loom, Inc., a manufacturer of underwear and other soft goods. In fiscal 1994, the Company purchased approximately $19,000,000 in goods from Fruit of the Loom, Inc.

         During 1986, the Company moved certain of its executive personnel to Nashville, Tennessee. In connection with such relocation, the Company agreed to make a loan to Cal Turner, Jr. to assist in the purchase of a new home. The loan is in the form of a junior mortgage secured by the mortgaged house. The mortgage will be fully paid upon a 15-year amortization of the loan. The borrower is liable for the unpaid balance of the mortgage at all times. The Company will forgive a portion of the amortized principal and interest annually, and such amount will be included as income to the borrower. The Company's agreement to periodically forgive mortgage amounts will terminate if the borrower leaves the Company. In the opinion of management, the loan was made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and does not involve more than the normal risk of collectability or present other unfavorable features. The outstanding loan carries an annual interest rate of 9.0% and the amount forgiven by the Company last year was $21,117. On January 31, 1994, the current balance of this junior mortgage was $93,333.

    PROPOSAL NO. 2:  RATIFICATION OF COOPERS & LYBRAND AS
    INDEPENDENT PUBLIC ACCOUNTANTS

         The Board of Directors of the Company has selected Coopers & Lybrand to serve as its independent auditor for the current fiscal year. Coopers & Lybrand has served as the Company's independent auditor for more than the past 30 years. The Company has no information that Coopers & Lybrand has any direct or material indirect financial interest in the Company or any of its subsidiaries, in the capacity of promoter, underwriter, voting trustee, director, officer or employee.

         Representatives of Coopers & Lybrand are expected to be present at the annual meeting and will be given the opportunity to make a statement if they desire to do so and to respond to appropriate questions.

         The Board of Directors recommends a vote FOR approval of this appointment.

    STOCKHOLDER PROPOSALS FOR 1995 ANNUAL MEETING

         Stockholders' proposals intended for presentation at the 1995 Annual Meeting of Stockholders must be received by Bob Carpenter, Chief Administrative Officer and Corporate Secretary, at 104 Woodmont Boulevard, Suite 500, Nashville, Tennessee 37205 not later than December 29, 1994 for inclusion in the proxy statement and form of proxy relating to that meeting. All such proposals must be in writing and mailed by Certified Mail, Return Receipt Requested, and must comply with Rule 14a-8 of Regulation 14A of the proxy rules of the Securities and Exchange Commission.

    OTHER MATTERS

         The cost of soliciting proxies will be borne by the Company. In addition to this solicitation by mail, proxies may be solicited by officers, directors and regular employees of the Company, without extra compensation, personally and by mail, telephone or telegraph. Brokers, nominees, fiduciaries and other custodians will be requested to forward soliciting material to the beneficial owners of shares and will be reimbursed for their expenses. The Company's regularly retained investor relations firm, Corporate Communications, Inc., may also be called upon to solicit proxies by telephone and mail.

         The Board of Directors is not aware of any matter to be submitted for consideration at the Annual Meeting other than those set forth in the accompanying notice. If any other matter properly comes before the meeting for action, proxies will be voted on such matter in accordance with the best judgment of the persons named as proxies.

         The Annual Report of the Company is mailed herewith. A copy of the Company's annual report to the Securities and Exchange Commission on Form 10-K for the year ended January 31, 1994, is available without charge to any stockholder on request. Requests for the Company's annual report on Form 10-K should be directed by Bob Carpenter, Chief Administrative Officer and Corporate Secretary.

         Whether or not you expect to be present at the meeting in person, please sign, date and return the enclosed proxy promptly in the enclosed business reply envelopment. No postage is necessary if the proxy is mailed in the United States.

    COMPLIANCE WITH SECTION 16(A) OF THE SECURITIES EXCHANGE ACT

         Section 16(a) of the Securities Exchange Act requires the Company's officers and directors, and persons who own more than ten percent of a registered class of the Company's equity securities, to file reports of ownership and changes in ownership on Forms 3, 4 and 5 with the Securities and Exchange Commission (SEC) and the Nasdaq National Market. Officers, directors and greater-than-ten-percent stockholders are required by SEC regulation to furnish the Company with copies of all Forms 3, 4 and 5 they file.

         Based on the Company's review of such forms it has received and based on written representations from certain reporting persons that they were not required to file Forms 5 for specified fiscal years, the Company believes that all its officers, directors, and greater-than-ten-percent beneficial owners complied with all filing requirements applicable to them with respect to transactions during fiscal 1994 with the following exceptions: Cal Turner, Jr. did not timely file on Form 4 a sale of 195,918 shares; outside director Reginald D. Dickson did not timely report on Form 3 his status as a statutory insider of the Company; outside director David M. Wilds did not report on Form 4 the sale of 1,172 shares of stock sold by his wife; officer, Ron Humphrys failed to report on Form 4 the purchase of 323 shares in trust for his children; and the 1980 Turner Children Trust did not timely report on Form 3 its status as a statutory insider of the Company (although all transactions of this trust have been timely reported on forms filed by the Trust's trustees). With respect to the inadvertent omissions, the required forms have been filed.

    METHOD OF COUNTING VOTES

         Unless a contrary choice is indicated, all duly executed proxies will be voted in accordance with the instructions set forth on the back side of the proxy card. Abstentions and "non-votes" are counted as present only for purposes of determining a quorum. Abstentions and "non-votes" are treated as votes against proposals presented to stockholders other than the election of directors. A "non-vote" occurs when a nominee holding shares for a beneficial owner votes on one proposal, but does not vote on another proposal because the nominee does not have discretionary voting power and has not received instruction from the beneficial owner.